INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Secured Notes (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	Aug. 08, 2022	Aug. 05, 2022	Mar. 16, 2022
Secured Guaranteed Notes
Borrowings:
Percentage of debt converted to shares		25.00%	75.00%
Number of shares issued on conversion of debt		1.5
Repurchase value of shares on issue of notes		$ 24
Secured Guaranteed Notes due 2026
Borrowings:
Maturity term		48 months
Secured Guaranteed Notes due 2026 | 24 Months
Borrowings:
Interest rate		9.00%
Secured Guaranteed Notes due 2026 | 25 through 36 months
Borrowings:
Interest rate		13.00%
Secured Guaranteed Notes due 2026 | 27 through 48 months
Borrowings:
Interest rate		14.00%
Secured Convertible Guaranteed Notes
Borrowings:
Maturity term	4 years
Interest rate	9.00%
Notional amount	$ 55
Interest payable in cash (as a percent)	5.00%
Interest payable in kind (as a percent)	4.00%
Strike price	$ 18
Voluntary repurchase of notes after the issue date	30 months
Discount rate for fair value of the liability component	13.57%